UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal ETF Trust
898 N. Broadway, Suite 2
Massapequa, New York 11758
 (Name and address of agent for service)

(844) 986-7676
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

SP Funds S&P 500 Sharia Industry Exclusions ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Airlines - 0.4%
Alaska Air Group, Inc.	167	$8,427
Delta Air Lines, Inc.	742	34,229
Southwest Airlines Co.	612	28,268
		70,924
Apparel - 1.2%
Nike, Inc. - Class B	1,552	138,718
Ralph Lauren Corp. - Class A	73	7,702
Tapestry, Inc.	334	7,832
Under Armour, Inc. - Class A (1)	277	3,931
Under Armour, Inc. - Class C (1)	304	3,794
VF Corp.	408	29,376
		191,353
Auto Manufacturers - 0.2%
Cummins, Inc.	180	27,232

Auto Parts & Equipment - 0.2%
Aptiv PLC	313	24,449
BorgWarner, Inc.	267	8,437
		32,886
Beverages - 3.3%
The Coca-Cola Co.	4,789	256,163
Monster Beverage Corp. (1)	470	29,333
PepsiCo, Inc.	1,732	228,676
		514,172
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (1)	282	26,516
Amgen, Inc.	738	147,401
Biogen, Inc. (1)	236	72,780
Corteva, Inc.	914	24,861
Gilead Sciences, Inc.	1,571	108,965
Illumina, Inc. (1)	175	46,492
Incyte Corp. (1)	209	15,761
Regeneron Pharmaceuticals, Inc. (1)	91	40,456
Vertex Pharmaceuticals, Inc. (1)	314	70,345
		553,577
Building Materials - 0.6%
Johnson Controls International PLC	1,002	36,643
Martin Marietta Materials, Inc.	72	16,382
Masco Corp.	334	13,801
Vulcan Materials Co.	176	21,166
		87,992
Chemicals - 2.4%
Air Products & Chemicals, Inc.	274	60,173
Albemarle Corp.	145	11,868
DuPont de Nemours, Inc.	939	40,283
Ecolab, Inc.	315	56,842
Linde PLC	667	127,404
PPG Industries, Inc.	303	31,648
The Sherwin-Williams Co.	100	51,675
		379,893

Commercial Services - 0.6%
Cintas Corp.	105	28,008
Gartner, Inc. (1)	104	13,457
IHS Markit Ltd.	509	36,261
Robert Half International, Inc.	142	7,158
Rollins, Inc.	167	6,252
		91,136
Computers - 10.1%
Apple, Inc.	5,188	1,418,192
Cognizant Technology Solutions Corp.	705	42,956
Fortinet, Inc. (1)	177	18,065
HP, Inc.	1,907	39,646
Leidos Holdings, Inc.	168	17,245
NetApp, Inc.	303	14,156
Seagate Technology PLC	278	13,330
		1,563,590
Cosmetics & Personal Care - 3.1%
Colgate-Palmolive Co.	1,082	73,111
The Estee Lauder Companies, Inc. - Class A	278	51,041
The Procter & Gamble Co.	3,097	350,673
		474,825
Distribution & Wholesale - 0.4%
Copart, Inc. (1)	247	20,867
Fastenal Co.	715	24,467
W.W. Grainger, Inc.	50	13,877
		59,211
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	773	49,557

Electronics - 1.3%
Agilent Technologies, Inc.	382	29,441
Allegion PLC	115	13,224
Fortive Corp.	367	25,381
Garmin Ltd.	179	15,822
Mettler-Toledo International, Inc. (1)	24	16,841
PerkinElmer, Inc.	143	12,361
Roper Technologies, Inc.	120	42,204
TE Connectivity Ltd.	435	36,048
Waters Corp. (1)	75	14,617
		205,939
Environmental Control - 0.0% (2)
Pentair PLC	200	7,878

Food - 1.0%
The Hershey Co.	174	25,054
Lamb Weston Holdings, Inc.	176	15,293
McCormick & Co., Inc.	143	20,905
Mondelez International, Inc.	1,788	94,407
		155,659
Hand & Machine Tools - 0.2%
Stanley Black & Decker, Inc.	179	25,722

Healthcare - Products - 7.2%
Abbott Laboratories	2,195	169,081
ABIOMED, Inc. (1)	50	7,513
Align Technology, Inc. (1)	84	18,341
Baxter International, Inc.	647	54,005
Boston Scientific Corp. (1)	1,775	66,367
The Cooper Companies, Inc.	56	18,176
Danaher Corp.	794	114,797
DENTSPLY SIRONA, Inc.	282	13,886
Edwards Lifesciences Corp. (1)	269	55,102
Henry Schein, Inc. (1)	181	11,030
Hologic, Inc. (1)	311	14,654
IDEXX Laboratories, Inc. (1)	106	26,978
Intuitive Surgical, Inc. (1)	141	75,288
Medtronic PLC	1,665	167,616
ResMed, Inc.	173	27,500
STERIS PLC	105	16,655
Stryker Corp.	408	77,761
Teleflex, Inc.	53	17,756
Thermo Fisher Scientific, Inc.	498	144,818
Varian Medical Systems, Inc. (1)	107	13,158
		1,110,482
Home Builders - 0.2%
D.R. Horton, Inc.	445	23,705
NVR, Inc. (1)	4	14,669
		38,374
Household Products & Wares - 0.7%
Avery Dennison Corp.	100	11,449
Church & Dwight Co., Inc.	279	19,396
The Clorox Co.	146	23,275
Kimberly-Clark Corp.	437	57,330
		111,450
Internet - 11.6%
Alphabet, Inc. - Class A (1)	372	498,201
Alphabet, Inc. - Class C (1)	371	496,891
Booking Holdings, Inc. (1)	48	81,392
CDW Corp.	176	20,103
eBay, Inc.	981	33,982
Expedia Group, Inc. - Class A	178	17,554
F5 Networks, Inc. (1)	77	9,236
Facebook, Inc. - Class A (1)	2,989	575,293
NortonLifeLock, Inc.	706	13,435
Twitter, Inc. (1)	1,005	33,366
VeriSign, Inc. (1)	123	23,339
		1,802,792
Iron & Steel - 0.1%
Nucor Corp.	374	15,465

Machinery - Diversified - 0.5%
Dover Corp.	175	17,979
Flowserve Corp.	177	7,114
IDEX Corp.	106	15,688
Rockwell Automation, Inc.	140	25,690
Xylem, Inc.	235	18,175
		84,646
Miscellaneous Manufacturers - 1.7%
3M Co.	714	106,557
A.O. Smith Corp.	181	7,159
Eaton Corp. PLC	516	46,812
Illinois Tool Works, Inc.	367	61,575
Ingersoll-Rand PLC	282	36,389
		258,492

Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	67	14,135

Oil & Gas - 4.8%
Cabot Oil & Gas Corp.	536	7,467
Chevron Corp.	2,349	219,256
Concho Resources, Inc.	249	16,937
ConocoPhillips	1,376	66,626
EOG Resources, Inc.	739	46,749
Exxon Mobil Corp.	5,255	270,317
Helmerich & Payne, Inc.	146	5,386
HollyFrontier Corp.	181	6,096
Phillips 66	571	42,745
Pioneer Natural Resources Co.	212	26,029
Valero Energy Corp.	516	34,185
		741,793
Oil & Gas Services - 0.1%
Baker Hughes Co. - Class A	805	12,952

Packaging & Containers - 0.1%
Packaging Corp. of America	111	10,059

Pharmaceuticals - 6.7%
Eli Lilly & Co.	1,049	132,310
Johnson & Johnson	3,269	439,615
Merck & Co., Inc.	3,162	242,083
Pfizer, Inc.	6,874	229,729
		1,043,737
Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	550	124,740
AvalonBay Communities, Inc.	177	35,504
Duke Realty Corp.	434	14,092
Equinix, Inc.	104	59,571
Prologis, Inc.	801	67,508
Public Storage	179	37,433
Weyerhaeuser Co.	946	24,577
		363,425
Retail - 6.9%
Advance Auto Parts, Inc.	83	11,037
AutoZone, Inc. (1)	23	23,748
Dollar Tree, Inc. (1)	302	25,075
The Gap, Inc.	334	4,786
Genuine Parts Co.	177	15,441
The Home Depot, Inc.	1,355	295,173
Lowe’s Companies, Inc.	952	101,455
McDonald’s Corp.	941	182,714
O’Reilly Automotive, Inc. (1)	90	33,185
Ross Stores, Inc.	474	51,562
Starbucks Corp.	1,467	115,057
Target Corp.	668	68,804
Tiffany & Co.	139	18,569
The TJX Companies, Inc.	1,506	90,059
Tractor Supply Co.	139	12,303
Ulta Beauty, Inc. (1)	72	18,510
		1,067,478

Semiconductors - 7.3%
Advanced Micro Devices, Inc. (1)	1,436	65,309
Analog Devices, Inc.	475	51,799
Applied Materials, Inc.	1,180	68,582
Intel Corp.	5,403	299,975
IPG Photonics Corp. (1)	46	5,871
KLA Corp.	202	31,049
Lam Research Corp.	174	51,057
Maxim Integrated Products, Inc.	338	18,800
Micron Technology, Inc. (1)	1,387	72,901
NVIDIA Corp.	760	205,253
Qorvo, Inc. (1)	142	14,282
QUALCOMM, Inc.	1,418	111,029
Texas Instruments, Inc.	1,161	132,517
		1,128,424
Software - 15.9%
Activision Blizzard, Inc.	939	54,584
Adobe, Inc. (1)	601	207,417
Akamai Technologies, Inc. (1)	210	18,167
ANSYS, Inc. (1)	105	25,430
Autodesk, Inc. (1)	278	53,065
Cadence Design Systems, Inc. (1)	369	24,406
Cerner Corp.	403	27,916
Citrix Systems, Inc.	142	14,681
Intuit, Inc.	316	84,008
Microsoft Corp.	9,476	1,535,207
Oracle Corp.	2,691	133,097
salesforce.com, Inc. (1)	1,102	187,781
ServiceNow, Inc. (1)	236	76,957
Synopsys, Inc. (1)	182	25,103
		2,467,819
Telecommunications - 1.9%
Arista Networks, Inc. (1)	70	13,518
Cisco Systems, Inc.	5,269	210,391
Corning, Inc.	1,007	24,027
Juniper Networks, Inc.	448	9,507
Motorola Solutions, Inc.	212	35,124
		292,567
Textiles - 0.0% (2)
Mohawk Industries, Inc. (1)	77	9,329

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	167	12,901

Transportation - 2.6%
C.H. Robinson Worldwide, Inc.	167	11,506
CSX Corp.	975	68,689
J.B. Hunt Transport Services, Inc.	107	10,319
Kansas City Southern	114	17,178
Norfolk Southern Corp.	335	61,087
Old Dominion Freight Line, Inc.	77	14,923
Union Pacific Corp.	862	137,756
United Parcel Service, Inc. - Class B	902	81,622
		403,080

Total Common Stocks
(Cost $16,848,859)	15,480,946

Total Investments in Securities - 99.7%
(Cost $16,848,859)	15,480,946
Other Assets in Excess of Liabilities - 0.3%	52,462
Total Net Assets - 100.0%	$15,533,408

(1) Non-income producing security.
(2) Does not round to 0.1%.

Summary of Fair Value Exposure at February 29, 2020 (Unaudited)

The SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$15,480,946	$–	$–	$15,480,946
Total Investments in Securities	$15,480,946	$–	$–	$15,480,946

(1) See Schedule of Investments for industry breakout.

SP Funds Dow Jones Global Sukuk ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Unaudited)

Principal Amount		Value
Sukuk - 97.4%
Airlines - 2.2%
	Unity 1 Sukuk Ltd.
$ 299,000	3.860%, 11/30/21	$306,348

Banks - 11.7%
	DIB Sukuk Ltd.
200,000	3.664%, 2/14/22	204,751
200,000	3.625%, 2/06/23	205,815
200,000	2.950%, 2/20/25	202,000
	EI Sukuk Co. Ltd.
200,000	3.542%, 5/31/21	202,859
	Fab Sukuk Co. Ltd.
200,000	3.875%, 1/22/24	212,025
	QIB Sukuk Ltd.
200,000	3.251%, 5/23/22	203,000
200,000	3.982%, 3/26/24	210,150
	SIB Sukuk Co. III Ltd.
200,000	4.231%, 4/18/23	209,417
		1,650,017
Commercial Services - 5.9%
	DP World Crescent Ltd.
200,000	3.908%, 5/31/23	207,051
200,000	4.848%, 9/26/28	216,854
200,000	3.875%, 7/18/29	202,175
200,000	3.750%, 1/30/30	199,883
		825,963
Electric - 9.5%
	Saudi Electricity Global Sukuk Co.
200,000	4.211%, 4/03/22	208,448
	Saudi Electricity Global Sukuk Co. 2
200,000	5.060%, 4/08/43	233,476
	Saudi Electricity Global Sukuk Co. 3
200,000	4.000%, 4/08/24	212,836
200,000	5.500%, 4/08/44	247,909
	Saudi Electricity Global Sukuk Co. 4
200,000	4.222%, 1/27/24	213,528
200,000	4.723%, 9/27/28	228,869
		1,345,066

Multi-National - 13.3%
	IDB Trust Services Ltd.
200,000	2.393%, 4/12/22	203,026
200,000	2.261%, 9/26/22	203,052
1,000,000	3.389%, 9/26/23	1,062,590
200,000	2.843%, 4/25/24	209,938
200,000	1.957%, 10/02/24	202,967
		1,881,573
Real Estate - 10.4%
	Aldar Sukuk Ltd.
200,000	4.750%, 9/29/25	218,728
	Aldar Sukuk No. 2 Ltd.
200,000	3.875%, 10/22/29	210,009
	DIFC Sukuk Ltd.
200,000	4.325%, 11/12/24	210,895
	Emaar Sukuk Ltd.
200,000	3.635%, 9/15/26	202,858
200,000	3.875%, 9/17/29	202,700
	EMG SUKUK Ltd.
200,000	4.564%, 6/18/24	210,670
	MAF Sukuk Ltd.
200,000	4.500%, 11/03/25	214,367
		1,470,227
Sovereign - 42.9%
	Hong Kong Sukuk 2017 Ltd.
200,000	3.132%, 2/28/27	216,972
	KSA Sukuk Ltd.
400,000	2.894%, 4/20/22	408,847
600,000	3.628%, 4/20/27	645,733
200,000	4.303%, 1/19/29	226,378
200,000	2.969%, 10/29/29	204,926
	Malaysia Sovereign Sukuk Bhd.
200,000	3.043%, 4/22/25	214,882
	Malaysia Sukuk Global Bhd.
250,000	3.179%, 4/27/26	272,822
	Perusahaan Penerbit SBSN Indonesia III
200,000	3.400%, 3/29/21	203,294
200,000	3.400%, 3/29/22	204,932
200,000	3.750%, 3/01/23	209,067
200,000	3.900%, 8/20/24	214,108
200,000	4.350%, 9/10/24	218,255
200,000	4.325%, 5/28/25	219,884
200,000	4.550%, 3/29/26	223,601
200,000	4.150%, 3/29/27	220,150
200,000	4.400%, 3/01/28	223,978

500,000	4.450%, 2/20/29	566,119
	RAK Capital
200,000	3.094%, 3/31/25	204,250
	Sharjah Sukuk Program Ltd.
200,000	3.854%, 4/03/26	214,029
200,000	4.226%, 3/14/28	220,927
240,000	3.234%, 10/23/29	247,901
	SoQ Sukuk A QSC
200,000	3.241%, 1/18/23	207,505
	Wakala Global Sukuk Bhd.
250,000	4.646%, 7/06/21	260,863
		6,049,423
Telecommunications - 1.5%
	Saudi Telecom Co.
200,000	3.890%, 5/13/29	217,162

Total Sukuk
(Cost $13,662,962)		13,745,779

Total Investments in Securities - 97.4%
(Cost $13,662,962)		13,745,779
Other Assets in Excess of Liabilities - 2.6%		373,131
Total Net Assets - 100.0%		$14,118,910

		Percentage
		of Total
	Value	Investments
Portfolio Diversification
Cayman Islands	$7,759,717	56.5%
Indonesia	2,503,388	18.2
Jersey	1,881,573	13.7
Malaysia	748,567	5.4
Saudi Arabia	217,162	1.6
Hong Kong	216,972	1.6
United Arab Emirates	210,895	1.5
Qatar	207,505	1.5
Total	$13,745,779	100.00%

Summary of Fair Value Exposure at February 29, 2020 (Unaudited)

The SP Funds Dow Jones Global Sukuk ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

Description	Level 1	Level 2	Level 3	Total
Sukuk (1)	$–	$13,745,779	$–	$13,745,779
Total Investments in Securities	$–	$13,745,779	$–	$13,745,779

(1) See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Tidal ETF Trust

By (Signature and Title)            /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date           4/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date           4/29/2020

By (Signature and Title)*           /s/ Daniel H. Carlson
 Daniel H. Carlson, Treasurer/Principal Financial Officer

Date           4/29/2020

* Print the name and title of each signing officer under his or her signature.